Consolidated statements of earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated statements of earnings [Abstract]
Revenue from products and services	$ 1,862,925	$ 2,091,661
Cost of products and services sold	1,345,551	1,467,940
Depreciation and amortization	275,749	327,973
Cost of sales	1,621,300	1,795,913
Gross profit	241,625	295,748
Administration	124,869	141,552
Exploration	13,686	20,283
Research and development	6,058	1,757
Other operating expense	2,732	59,616
Loss on disposal of assets	1,869	2,303
Earnings from operations	92,411	70,237
Finance costs	(98,622)	(111,779)
Gain (loss) on derivatives	32,269	(81,081)
Finance income	29,760	22,071
Share of earnings from equity-accounted investee	45,360	32,321
Other income (expense)	33,840	108,160
Earnings before income taxes	135,018	39,929
Income tax expense (recovery)	61,077	(126,306)
Net earnings	73,941	166,235
Net earnings (loss) attributable to:
Equity holders	74,000	166,323
Non-controlling interest	(59)	(88)
Net earnings	$ 73,941	$ 166,235
Earnings per common share attributable to equity holders:
Basic	$ 0.19	$ 0.42
Diluted	$ 0.19	$ 0.42